Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Risk/Return	rr_RiskReturnHeading	Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022
Calvert Emerging Markets Advancement Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2022
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies located in emerging market countries.  Companies located in emerging market countries are defined as those companies tied economically to countries included in the Calvert Emerging Markets Responsible Index (the “Index”) (described below). Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts and equity-equivalent securities, such as participation notes (“P-Notes”). The Fund may invest in securities issued by companies with a broad range of market capitalization, including smaller companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase and sell derivative instruments, including, but not limited to, futures and forward foreign currency exchange contracts.

The Fund may engage in derivative transactions to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund may also lend its securities.

The Fund seeks to employ a top-down investment process based on macroeconomic and governance assessments at the country level. In managing the Fund, the investment adviser seeks to gain exposure to countries with the following characteristics: political and economic conditions that suggest an improving governance and investment climate and/or adoption of policies or other actions that the investment adviser believes will result in increased corporate cash flow and/or reduced discount rates. Security selection within each country generally will be based on the constituents of the Index. The Fund generally intends to hold Index constituents, located in countries selected for investment, in scale to match the proportional security weight of such constituent within the Index. The Fund may invest up to 35% of its total assets in securities of companies whose business activities are in the same industry, to the extent that such industry accounts for more than 15% of the Fund’s primary benchmark.

In addition to meeting certain capitalization and trading requirements, constituents of the Index must meet the environmental, social and governance (“ESG”) factors discussed below. The Fund may also invest in securities outside of the Index to broaden its exposure to countries included in the Index and to seek exposure to countries not included in the Index.  Such non-Index securities will meet the Index’s ESG criteria.  The investment adviser will pursue engagement opportunities across the portfolio with both company management and government officials to seek to advance ESG change from the bottom-up stock level and from the top-down at a country level.

Calvert Emerging Markets Responsible Index. The Index is a proprietary index of CRM, the Fund’s investment adviser. Jade Huang and Christopher Madden, CFA, serve as Co-Directors of Index Management at CRM and manage the Index construction process. The Index is composed of equity securities of up to the 1,000 largest companies by market capitalization that are listed on certain global stock exchanges and issued by publicly traded companies located in or tied economically to countries that CRM has classified as emerging markets. Determinations as to whether an equity security represents a company located in or tied economically to an emerging market is based on an assessment of headquarters location, country of incorporation, primary exchange, and country of greatest revenue. CRM determines emerging market countries based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. For purposes of the Index, CRM currently classifies the following countries as emerging markets: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Index universe excludes business development companies and equity securities listed less than six months from the last business day of the month preceding reconstitution. Additionally, companies that are included in the Index universe must meet certain capitalization and trading requirements.

Calvert then selects Index components that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investing (the “Calvert Principles”). The Calvert Principles serve as a framework for considering ESG factors. CRM’s Index Committee may determine to exclude from the Index a company that operates its business in a manner consistent with the Calvert Principles, but has been determined by CRM’s Index Committee to have exposure to a product and/or environmental factor believed to present significant health or environmental risks. Companies selected for inclusion in the Index are then weighted by CRM based on market capitalization, and by a combination of country and sector.

The Index is rebalanced quarterly on the third Friday of the last month of each calendar quarter and reconstituted annually on the third Friday of June.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies located in emerging market countries.